7. Restricted cash	12 Months Ended
Dec. 31, 2020
Restricted cash [absract]
Restricted cash
7.	Restricted cash

	Weighted average rate (p.a.)	2020	2019

Local currency
Import financing	96.6% of CDI	213,153	138,164
Letter of guarantee - Legal proceedings	85.8% of CDI	56,440	85,351
Letter of credit – Maintenance deposit	97.9% of CDI	155,184	136,438
Collateral for working capital lines of credit	99.9% of CDI	52,927	9,922
Total local currency		477,704	369,875

Foreign currency
Collateral for financing with Ex-lm Bank	0.2%	31,206	-
Escrow deposits for hedge margin	-	35,697	74,431
Total foreign currency		66,903	74,431

Total		544,607	444,306

Current		355,769	304,920
Non-current		188,838	139,386